As Filed with the Securities and Exchange Commission on March 22, 2010

Registration No. 333-157379

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.
[XX] Post-Effective Amendment No. 1

PRINCIPAL FUNDS, INC.
f/k/a Principal Investors Fund, Inc.
(Exact name of Registrant as specified in charter)

680 8th Street, Des Moines, Iowa 50392-2080
(Address of Registrant's Principal Executive Offices)

515-248-3842
(Registrant's Telephone Number, Including Area Code)

Michael D. Roughton
Counsel, Principal Funds, Inc.
711 High Street, Suite 405 West
Des Moines, Iowa 50392-2080
(Name and Address of Agent for Service)

Copies of all communications to:
John W. Blouch
Dykema Gossett PLLC
1300 I Street, N.W.
Washington, D.C. 20005-3353
202-906-8714; 202-906-8669 (Fax)

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional
Class Shares common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f)
under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

This Post-Effective Amendment No. 1 to the Registration Statement of Principal Funds, Inc. (the "Fund") on
Form N-14 (File No. 333-157379) (the "Registration Statement") consists of the following: (1) Facing Page of the
Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 1 hereby incorporates Part A and Part B from the Fund's definitive combined information statement/prospectus and statement of additional information as filed on March 20, 2009.
This Post-Effective Amendment is being filed for the sole purpose of adding the final tax opinion as an Exhibit to
Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

1.	Was committed in bad faith; or

2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant.
Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the
Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under
Maryland law and the Investment Company Act of 1940. Reference is made to Article VI,
Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and
Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the
Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the
Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the
Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 16. Exhibits.

Unless otherwise stated, all filing references are to File No. 33-59474

(1)	a.	Articles of Amendment and Restatement (filed 4/12/96)
	b.	Articles of Amendment and Restatement (filed 9/22/00)
	c.	Articles of Amendment and Restatement dated 6/14/02 (filed 12/30/02)
	d.	Articles of Amendment dated 5/23/05 (filed 9/8/05)
	e.	Articles of Amendment dated 9/30/05 (filed 11/22/05)
	f.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
	g.	Articles of Amendment dated 06/04/08 (filed 07/17/08)
	h.	Articles of Amendment (filed 9/12/97)

	i.	Certificate of Correction dated 9/14/00 (filed 9/22/00)
	j.	Certificate of Correction dated 12/13/00 (filed 10/12/01)

	k.	Articles Supplementary dated 12/11/00 (filed 10/12/01)
	l.	Articles Supplementary dated 3/12/01 (filed 10/12/01)
	m.	Articles Supplementary dated 4/16/02 (filed 12/30/02)
	n.	Articles Supplementary dated 9/25/02 (filed 12/30/02)
	o.	Articles Supplementary dated 2/5/03 (filed 02/26/03)
	p.	Articles Supplementary dated 4/30/03 (filed 9/11/03)
	q.	Articles Supplementary dated 6/10/03 (filed 9/11/03)
	r.	Articles Supplementary dated 9/9/03 (filed 9/11/03)
	s.	Articles Supplementary dated 11/6/03 (filed 12/15/03)
	t.	Articles Supplementary dated 1/29/04 (filed 2/26/04)
	u.	Articles Supplementary dated 3/8/04 (filed 7/27/04)
	v.	Articles Supplementary dated 6/14/04 (filed 9/27/04)
	w.	Articles Supplementary dated 9/13/04 (filed 12/13/04)
	x.	Articles Supplementary dated 10/1/04 (filed 12/13/04)
	y.	Articles Supplementary dated 12/13/04 (filed 2/28/05)
	z.	Articles Supplementary dated 2/4/05 (filed 5/16/05)
	aa.	Articles Supplementary dated 2/24/05 (filed 5/16/05)
	bb.	Articles Supplementary dated 5/6/05 (filed 9/8/05)
	cc.	Articles Supplementary dated 12/20/05 (filed 2/28/06)
	dd.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
	ee.	Articles Supplementary dated 1/12/07 (filed 1/16/07)
	ff.	Articles Supplementary dated 1/22/07 (filed 07/18/07
	gg.	Articles Supplementary dated 7/24/07 (filed 9/28/07)
	hh.	Articles Supplementary dated 09/13/07 (filed 12/14/07)
	ii.	Articles Supplementary dated 1/3/08 (filed 03/05/08)
	jj.	Articles Supplementary dated 3/13/08 (filed 05/01/08)
	kk.	Articles Supplementary dated 06/23/08 (filed 07/17/08)
	ll.	Articles Supplementary dated 09/10/08 (filed 12/12/08)
	mm.	Articles Supplementary dated 10/31/08 (filed 12/12/08)

(2)	By-laws (filed 12/29/05)

(3)	N/A

(4)	Forms of Plans of Reorganization (filed herewith as Appendix A to the Proxy
Statement/Prospectus)

(5)	Included in Exhibits 1 and 2 hereto.

(6)	(1)	a.	Management Agreement (filed 9/12/97)
		b.	1st Amendment to the Management Agreement (filed 9/22/00)
		c.	Management Agreement (filed 12/5/00)
		d.	Amendment to Management Agreement dated 9/9/02(filed 12/30/02)
		e.	Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
		f.	Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
		g.	Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
		h.	Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
		i.	Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
		j.	Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
		k.	Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
		l.	Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)
		m.	Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)
		n.	Amendment to Management Agreement dated 9/30/05 (filed 11/22/05)
		o.	Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)
		p.	Amendment to Management Agreement dated 9/12/07 (filed 9/28/07)
		q.	Amendment to Management Agreement dated 10/01/07 (filed 12/14/07)
		r.	Amendment to Management Agreement dated 10/31/07 (filed 12/14/07)
		s.	Amendment to Management Agreement dated 2/7/08 (filed 05/01/08)
		t.	Amendment to Management Agreement dated 06/24/08 (filed 09/30/08)

	(2)	a.	Bernstein Sub-Advisory Agreement (filed 12/5/00)
		b.	Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed
9/11/03)
		c.	Amended & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed
9/27/04)

	(3)	a.	Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed
9/8/05)
		b.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated
9/15/05 (filed 10/20/06)
		c.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated
12/15/06 (filed 1/16/07)

(7)	(1)	a.	Distribution Agreement (Class A, B, C, J, Institutional, Advisors Preferred,
Preferred, Advisors Select, Select, Advisors Signature Classes) dtd 3/11/08
(filed 05/01/08)

(8)	Not Applicable

(9)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York (filed
4/12/96)
		b.	Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
		c.	Domestic and Global Custodian Agreement with Bank of New York (filed
11/22/05)

(10)	Rule 12b-1 Plan
	(1)	R-3 f/k/a Advisors Preferred Plan (filed 9/22/2000)
		a.	Amended & Restated dtd 3/11/08 (filed 05/01/08)

	(2)	R-2 f/k/a Advisors Select Plan (filed 9/22/2000)
		a.	Amended & Restated dtd 3/11/08 (filed 05/01/08)

	(3)	R-4 f/k/a Select Plan (filed 12/30/02)
		a.	Amended & Restated dtd 3/11/08 (filed 05/01/08)

	(4)	R-1 f/k/a Advisors Signature Plan (filed 12/13/04)
		a.	Amended & Restated dtd 3/11/08 (filed 5/01/08)

(11)	Opinion and Consent of counsel, regarding legality of issuance of shares and other matters (filed 02/18/09)

(12)	Forms of Opinions and Consent of Counsel on Tax Matters (filed 02/18/09)
	(a)	Opinion of Carolyn F. Kolks, Assistant Tax Counsel to Acquired Fund, on tax
matters*
	(b)	Opinion of Randy Bergstrom, Assistant Tax Counsel to Acquiring Fund, on tax
matters*

(13)	Not Applicable

(14)	Consent of Independent Registered Public Accountants
	(a)	Consent of Ernst & Young LLP (filed 02/18/09)

(15)	Not Applicable

(16)	(a)	Powers of Attorney (filed 02/18/09)

(17)	(a)	Prospectuses of Principal Funds, Inc. dated March 1, 2008, as supplemented (filed
January 29, 2009)

	(b)	Statement of Additional Information of Principal Funds, Inc. dated December 15,
2008, (filed January 6, 2009)

	(c)	Annual Report of Principal Funds, Inc. for the fiscal year ended October 31, 2008
(filed January 8, 2009)

*	Filed herein.
**	To be filed by amendment.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the
Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the
Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a post-effective amendment to this
Registration Statement which will include an opinion of counsel regarding the tax consequences of the proposed reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 22nd day of March, 2010.

Principal Funds, Inc.
(Registrant)

/s/ Ralph C. Eucher
R. C. Eucher
Chairman of the Board

Attest:

/s/ Beth C. Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ralph C. Eucher
	Chairman of the Board	March 22, 2010
R. C. Eucher

/s/ Layne A. Rasmussen
	Vice President,	March 22, 2010
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ Nora M. Everett
	President, Chief Executive	March 22, 2010
N. M. Everett	Officer and Director
(Principal Executive Officer)

/s/ Michael J. Beer
	Executive Vice President	March 22, 2010
M. J. Beer

(E. Ballantine)*
	Director	March 22, 2010
E. Ballantine

(K. Blake)*
	Director	March 22, 2010
K. Blake

(C. Damos)*
	Director	March 22, 2010
C. Damos

(R. W. Gilbert)*
	Director	March 22, 2010
R. W. Gilbert

(M. A. Grimmett)*
	Director	March 22, 2010
M. A. Grimmett

(F. S. Hirsch)*
	Director	March 22, 2010
F. S. Hirsch

(W. C. Kimball)*
	Director	March 22, 2010
W. C. Kimball

(B. A. Lukavsky)*
	Director	March 22, 2010
B. A. Lukavsky

(W. G. Papesh)*
	Director	March 22, 2010
W. G. Papesh

(D. Pavelich)*
	Director	March 22, 2010
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

Pursuant to Powers of Attorney filed 02/18/2009

EXHIBIT INDEX
Exhibit No.	Description
12(a)	Opinion of Carolyn F. Kolks, Assistant Tax Counsel to Acquired Fund, on tax matters
12(b)	Opinion of Randy Bergstrom, Assistant Tax Counsel to Acquiring Fund, on tax matters